Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,705,639)	$ (5,011,141)	$ (12,497,805)	$ (11,099,488)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	17,704	173,562	249,675	459,666
Amortization of internally developed software	735,436	1,075,555	2,036,981	1,948,085
Amortization of other intangible assets	95,777	95,777	191,555	49,520
Depreciation of property and equipment	34,228	32,101	65,712	117,543
Write-off of accounts receivable – unbilled			1,187,964
Write-off of internally developed software			327,387
Bad debt expense	17,578	204,510	705,724	305,039
Non-cash interest income related to accretion of discount on available-for-sale securities		(28,976)	(28,976)	(177,294)
Loss from sales of available-for-sale securities		680	680
Loss on disposal of property and equipment			58
Change in operating assets and liabilities:
Accounts receivable – unbilled		258,906	505,931	115,251
Accounts receivable	1,054,589	(368,936)	(903,329)	564,488
Prepaid expenses and other current assets	59,966	54,515	27,187	8,355
Operating lease right-of-use asset	28,976	81,640	127,006	157,192
Security deposits			15,501
Tax credit receivable				140,873
Accounts payable	117,449	279,933	272,123	1,466,375
Accrued expenses	(523,219)	(221,406)	(371,821)	9,369
Operating lease liability	(24,282)	(81,435)	(120,203)	(155,960)
Deferred revenue	(196,642)	(156,899)	(55,063)	283,436
Net cash used in operating activities	(1,288,079)	(3,611,614)	(8,263,713)	(5,807,550)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalization of internally developed software		(447,687)	(653,288)	(3,767,332)
Capitalization of other intangible assets				(957,775)
Purchase of property and equipment	(454)	(9,136)	(31,546)	(19,478)
Purchase of leasehold improvements			(25,000)
Purchase of available-for-sale securities		(460,932)	(460,932)	(13,039,798)
Proceeds from sales and maturities of available-for-sale securities		3,150,320	3,150,320	10,556,000
Net cash provided by (used in) investing activities	(454)	2,232,565	1,979,554	(7,228,383)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options				70,889
Proceeds from issuance of common stock in connection with At the Market Offering Agreement		1,494,414	1,494,414
Proceeds from issuance of common stock in with Securities Purchase Agreement			398,442
Proceeds from pre-funded warrants			4,600,022
Repurchase of common stock exercisable under PIPE warrants			(52,500)
Payment of offering costs in connection with the issuance of common stock in connection with At the Market Offering Agreement		(255,288)	(255,288)
Payment of offering costs in connection with the on-going Public Offering	(1,100)
Repurchase of common stock purchase warrants exercisable under PIPE warrants		(52,500)
Payment of offering costs in connection with the issuance of common stock in connection with pre-funded warrants and common shares			(366,189)
Net cash provided by (used in) financing activities	(1,100)	1,186,626	5,818,901	70,889
Net decreases in cash and cash equivalents	(1,289,633)	(192,423)	(465,258)	(12,965,044)
Cash and cash equivalents at beginning of period	1,878,408	2,343,666	2,343,666	15,308,710
Cash and cash equivalents at end of period	588,775	2,151,243	1,878,408	2,343,666
Supplemental disclosure of cash flow information:
Cash paid for interest	1,946	8,939	33,751	16,001
Supplemental disclosure of non-cash investing and financing activities:
Non-cash amounts of lease liabilities arising from obtaining right-of use-assets			312,167	166,357
Non-cash adjustment to reduce lease liabilities and right-of-use assets due to lease termination			85,679
Non-cash amounts of lease liabilities reducing from terminating right-of-use assets		85,679
Stock issuance costs included in accounts payable and accrued expenses		$ 7,023	$ 7,023